Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties (USD $)	3 Months Ended				12 Months Ended
	Apr. 30, 2013		Apr. 04, 2013		Jan. 31, 2013		Jan. 31, 2012
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	$ 848,432				$ 852,611		$ 796,828
Additions	(31,500)				58,054
Property Taxes Paid/Accrued					80,888
Impairment			18,870	[1]	(83,159)
Farellon Project [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	628,088				634,310		594,722
Additions					13,142
Property Taxes Paid/Accrued					26,446
Impairment	12,870		12,870	[1]	0
Farellon Alto [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	580,106	[2]			580,234	[2]	552,976	[2]
Additions		[2]			13,142	[2]
Property Taxes Paid/Accrued					14,116	[2]
Impairment			4,838	[1],[2]	0	[2]
Cecil [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	47,982				54,076		41,746
Additions					0
Property Taxes Paid/Accrued					12,330
Impairment			8,032	[1]	0
Perth Project [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	58,999	[3]			75,346	[3]	19,371
Additions	(37,500)	[3]			20,031
Property Taxes Paid/Accrued					35,944
Impairment				[1],[3]	0
Mateo Project [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	161,345				142,955		122,329
Additions					15,634
Property Taxes Paid/Accrued					4,992
Impairment				[1]	0
Margarita [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	19,575				19,099		18,195
Additions					0
Property Taxes Paid/Accrued					904
Impairment				[1]	0
Che [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	25,725	[4]			25,079	[4]	23,895	[4]
Additions		[4]			0	[4]
Property Taxes Paid/Accrued					1,184	[4]
Impairment				[1],[4]	0	[4]
Irene [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	48,652				48,142		47,174
Additions					0
Property Taxes Paid/Accrued					968
Impairment				[1]	0
Mateo [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	67,393				50,635		33,065
Additions					15,634
Property Taxes Paid/Accrued					1,936
Impairment				[1]	0
Veta Negra Project [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance							58,480
Additions					9,247
Property Taxes Paid/Accrued					13,506
Impairment					(81,233)
Veta Negra [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance						[1]	18,480	[1]
Additions					9,247	[1]
Property Taxes Paid/Accrued					10,129	[1]
Impairment	81,233				(37,856)	[1]
Pibe [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance						[1]	40,000	[1]
Additions					0	[1]
Property Taxes Paid/Accrued					3,377	[1]
Impairment					(43,377)	[1]
Generative Claims [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance							1,926
Additions	6,000
Impairment	$ 6,000		$ 6,000	[1]	$ (1,926)

[1]	See abandoned claims below.
[2]	The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.
[3]	See Perth Project discussion below.
[4]	The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.